Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 14: Subsequent Events

2026 Bridge financing

On April 10, 2026 the Company entered into a 10% Original Issue Discount Convertible Promissory Note with Pinz Capital, with a $50,000 purchase price. The note bears interest of 10%, and has a maturity date of 12 months from the date of the note. Under the terms of the note, the Company is obligated to repay a total of $55,000 as the note includes a 10% original issue discount. The note may be converted into common stock of the Company at the lessor of $0.15 per share or 65% of the lowest trading price for the prior ten trading days, subject to certain adjustments.

On April 23, 2026 the “Company received funding from a new institutional investor in the Company using the 2026 Bridge Note previously executed with other of its historical investors. The note bears interest of 10%, and has a maturity 12 months from the date of the note. Under the terms of the note, the Company is obligated to repay a total of $55,000 as the note includes a 10% original issue discount. at the lessor of $0.15 per share or 65% of the lowest trading price for the prior ten trading days, subject to certain adjustments.

Series X Preferred Stock dividend payments for Q1 FY2026

In April 2026, the Company issued a total of 222,142 shares of restricted common stock for the payment of its dividends on its Series X Preferred shares for Q1 FY2026. The issuances will be as follows: Leath – 12,664 shares, Balencic – 12,664 shares, Mitchell – 12,664, Clifton – 12,664 shares, Anglo Irish – 171,486 shares.

Series A Preferred Stock redemptions for Q1 FY2026

In April 2026, the Company issued a total of 2,922,915 shares in redemption of $201,400 of its Series A Preferred Stock for Q1. The issuances were as follows: Pinz Capital – 352,424 shares, GS Capital – 874,810 shares (reduced from allowable to stay under 5% in total holdings), Jefferson Street – 208,743 shares, AJB – 874,810 shares (reduced from allowable to stay under 5% in total holdings), Cavalry/Mercer/CM – 612,128 shares in aggregate (reduced from allowable to stay under 5% total holdings). These issuances resulted in the reduction of Series A Preferred stock of $201,400, and the remaining outstanding face value, after giving effect to these issuances of the Series A Preferred shares, is $12,927,475.

Series X Preferred Stock issuances

On April 20, 2026, the Board of Directors has approved the issuance of additional shares of its Series X Preferred stock whereby each director shall receive $60,000 of Series X Preferred stock as a part of their compensation for FY2026. An aggregate of $180,000 or 7,200 shares of Series X were issued as a result.

On April 20, 2026, the Board of Directors has approved the issuance of additional shares of its Series X Preferred stock whereby A historical shareholder, Anglo Irish Investments, LLC shall receive $60,000 of Series X Preferred stock as consideration for its assistance in evaluating certain acquisitions

As of a result of these issuances there are now 51,703 shares of Series X Preferred Stock outstanding.

Note 17: Subsequent Events

Series X Preferred Stock dividend payments for Q4 FY2025

In January 2026, the Company has issued a total of 157,061 shares of restricted common stock for the payment of $26,314 in accrued dividends on its Series X Preferred shares for Q4 FY2025. The issuances were as follows: Leath – 8,787 shares, Balencic – 8,787 shares, Mitchell – 8,787, Clifton – 2,941 shares, Anglo Irish – 70,035 shares.

Series A Preferred Stock redemptions for Q4 FY2025

In January 2026, the Company issued a total of 2,228,147 shares in redemption of $257,700 of its Series A Preferred Stock for Q4. The issuances were as follows: Pinz Capital – 254,468 shares, GS Capital – 437,393 shares (reduced from allowable to stay under 5% in total holdings), Jefferson Street – 122,917 shares, AJB – 751,810 shares (reduced from allowable to stay under 5% in total holdings), Cavalry/Mercer/CM – 661,560 shares in aggregate (reduced from allowable to stay under 5% total holdings). These issuances resulted in the reduction of Series A Preferred stock of $184,695, and the remaining outstanding face value, after giving effect to these issuances of the Series A Preferred shares, is $13,156,724.

In April 2026, the Company issued a total of 2,922,915 shares in redemption of $201,400 of its Series A Preferred Stock for Q1. The issuances were as follows: Pinz Capital – 352,424 shares, GS Capital – 874,810 shares (reduced from allowable to stay under 5% in total holdings), Jefferson Street – 208,743 shares, AJB – 874,810 shares (reduced from allowable to stay under 5% in total holdings), Cavalry/Mercer/CM – 612,128 shares in aggregate (reduced from allowable to stay under 5% total holdings). These issuances resulted in the reduction of Series A Preferred stock of $201,400, and the remaining outstanding face value, after giving effect to these issuances of the Series A Preferred shares, is $12,927,475.

F-Issuances related to consultants

In January 2026, The Company has issued 125,000 shares of restricted common stock to an individual who was involved with the development of its Robo Agent software application as consideration for their services. It has also issued 250,000 shares to a firm involved with the planned “uplist” of its common stock to a senior exchange.

Bridge Notes

On February 20, 2026, the Company entered into a third Senior Secured 10% Original Issue Discount Convertible Promissory Note (the “February 2026 Bridge Note”) with C/M Capital Master Fund, L.P. and WVP Emerging Manager Onshore Fund, LLC, with a potential total funding of $1 million, with an additional funding of $125,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $137,500 as the note includes a 10% original issue discount. The note bears no interest unless in default and may be converted into common stock of the Company at $0.15 per share, subject to certain adjustments. The obligations under the 2026 Bridge Note is guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On April 10, 2026 the Company entered into a 10% Original Issue Discount Convertible Promissory Note (the “April 2026 Bridge Note”) with Pinz Capital. with a $50,000 purchase price. The note bears interest of 10%, and has a maturity date of 12 months from the date of the note. Under the terms of the note, the Company is obligated to repay a total of $55,000 as the note includes a 10% original issue discount. The note may be converted into common stock of the Company at the lessor of $0.15 per share or 65% of the lowest trading price for the prior ten trading days, subject to certain adjustments.